Other intangible assets (Details Textual) ₨ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2020 USD ($)
Disclosure of detailed information about intangible assets [line items]
Impairment loss		₨ 16,757
Other Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Interest costs capitalised		₨ 674		₨ 655
Gains on disposals of non-current assets				₨ 682
Other Intangible Assets [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Capitalisation rate of borrowing costs eligible for capitalisation		2.04%	2.04%	1.98%
Other Intangible Assets [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Capitalisation rate of borrowing costs eligible for capitalisation		4.60%	4.60%	4.12%
Other Intangible Assets [Member] | Global Generics [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss				₨ 82	₨ 20
Other Intangible Assets [Member] | Global Generics and Properietary Products [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss		₨ 5,620
Other Intangible Assets [Member] | Global Generics [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss				34	₨ 33
gNuvaring [Member] | Global Generics [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss		11,137	$ 156.5
Carrying value of the asset		₨ 3,269				$ 43.2
Discount rate used in current estimate of value in use		8.00%				8.00%
Tobramycin Inhalation Solution Ramelteon And Imiquimod Cream Product [Member] | Global Generics [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss		₨ 4,385	61.4
Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible asstes acquired during the year	[1]	950		₨ 1,171
Intangible assets under development [member] | Abbreviated New Drug Applications [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible asstes acquired during the year		₨ 277	$ 4

[1]	During the year ended March 31, 2020, the Company acquired a portfolio of approved, non-marketed Abbreviated New Drug Applications (“ANDAs”) in the United States from Teva for a total consideration of Rs.277 (U.S.$4). The Company recognized these ANDAs acquired as product related intangibles.